Commitment and Contingencies - Royalty Payments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Royalty, additional incentives percentage	2.50%
Minimum
Other Commitments [Line Items]
Royalty, base percentage	7.00%	7.50%
Royalty, additional incentives percentage		0.00%
Maximum
Other Commitments [Line Items]
Royalty, base percentage	15.00%	15.00%
Royalty, additional incentives percentage		2.50%